Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.

	December 31, 2024	December 31, 2023
Manufacturing equipment	$585	$582
Furniture and equipment	10,410	10,461
Leasehold improvements	8,043	7,465
Computers and software	37,993	30,641
	57,031	49,149

Less—accumulated depreciation	(40,036)	(33,253)
	$16,995	$15,896

Weighted-Average Assumptions For Options Granted to Employees and Non-Employees
The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	Year ended December 31,
	2024	2023	2022
Contractual period in years	10	10	10
Volatility	45.9% - 53.8%	50.3% - 51.8%	43.2% - 51.9%
Risk free interest rate	3.8% - 4.4%	3.7% - 4.5%	2.0% - 4.2%
Dividend yield	0%	0%	0%
Exercise price	$9.25 - $17.81	$4.95 - $7.99	$4.79 - $6.60
Fair value of Ordinary Share	$9.25 - $17.81	$4.95 - $7.99	$4.79 - $6.60
Expected term	6.11	6.11	6.11

The fair value of ESPP was estimated on the grant date using Monte Carlo valuation methodology with the following weighted average assumptions:

	Year Ended December 31,
	2024	2023	2022
Volatility	35.7%-38.7%	39.7%-50.5%	50.5%-74.3%
Expected term	6 months	6 months	5-6 months
Risk-free interest rate	4.4%-5.3%	4.2%-5.1%	1.8%-4.2%
Share price	$10.44-$20.36	$4.69-$8.42	$4.69-$5.25
Dividend yield	0%	0%	0%

Schedule of Finite-Lived Intangible Assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4 - 7
Trade name	4
Facility clearance	15
Customer relationship	10 - 12
Backlog	1.5
Note 4. Intangible assets, net
Finite-lived intangible assets:

	December 31, 2024	December 31, 2023

Original amounts:
Core technology	$18,200	$15,950
Trade name	3,900	3,900
Facility clearance	1,396	—
Customer relationship	543	177
Backlog	49	—
	24,088	20,027
Accumulated amortization:
Core technology	8,754	5,657
Trade name	3,900	3,738
Facility clearance	43	—
Customer relationship	70	38
Backlog	15	—
	12,782	9,433
Intangible assets, net
	$11,306	$10,594
a. Amortization expense amounted to $3,349, $3,347 and $2,826 for the years ended December 31, 2024, 2023 and 2022, respectively.

Long-Lived Assets by Geographic Areas	The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2024	2023
EMEA	$19,585	$20,691
Americas	7,147	8,024
APAC	$867	$1,441
Total long-lived assets	$27,599	$30,156
See Note 21 for additional information.